Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Fixed maturity investments, trading at fair value, Amortized Cost (in dollars)	$ 1,984.2	$ 2,195.3	$ 2,871.2
Short-term investments, at fair value, Amortized cost (in dollars)	758.5	625.3	539.7
Equity securities, trading at fair value, Cost (in dollars)	406.4	275.1	125.7
Other long-term investments, at fair value, Cost (in dollars)	$ 320.0	$ 255.5	$ 115.8
Shares issued	120,000,000	120,000,000	120,000,000
Shares outstanding	120,000,000	120,000,000	120,000,000